INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
INVESTMENTS
9.	INVESTMENTS

Acquisition of Subsidiaries
Effective January 10, 2013 the Company acquired Scandic American Shipping Ltd. The purchase price was $33.3 million, of which $18.1 million was paid in shares, $8.0 million was paid in cash and $7.2 million was payable to the seller for additional assets which were sold during the first quarter of 2013. The number of shares issued were 1,910,112, trading at $9.50 on the acquisition date. The share component of the purchase price is subject to a one-year lock-up, while the cash component was primarily used by the seller to pay taxes associated with this transaction. The transaction was effective January 10, 2013. The Manager is a wholly-owned subsidiary of the Company. In addition to gaining full direct control of the Manager’s operations, the Company is no longer obligated to maintain the Managers ownership of the Company’s common shares at 2%. The Company shares owned by the Manager were not part of the transaction and remained with the seller. The acquisition was accounted for using the acquisition method.

Effective January 2, 2013, the Company acquired the remaining 50% of Orion at its nominal book value as of December 31, 2012. It was determined that the fair value of the assets and liabilities of Orion matched their book values. Fair value of total assets acquired was $1.8 million and liabilities assumed $1.3 million, accordingly the cash consideration for the Company was $0.3 million for the 50% stake and no goodwill or gain/loss was recognized.

All services provided by Orion were to the Group for the year ended December 31, 2013. Scandic has provided management services to NAO for the years ended December 31, 2014 and 2013, all other services provided by Scandic was to the Group. All intercompany transactions and balances are eliminated in the Consolidated Financial Statements.

For further background related to the acquisitions please see Note 3.

The fair value of the assets and liabilities of Scandic were determined with the assistance of an external valuation specialist. The following is a summary of the fair values of the assets and liabilities:
Amounts in $ million	Scandic As of January 10, 2013
ASSETS
Cash and cash equivalents	0.4
Assets held for sale	6.6
Other current assets	2.4
Furniture, fixture and equipment	1.0
Other non-current assets	0.2
Total assets acquired	10.6
LIABILITIES
Accounts payable	0.2
Tax payable	0.2
Other current liabilities	0.9
Total liabilities assumed	1.3
Net assets acquired	9.3
Cash consideration	8.0
Common shares issued	18.1
Payable to seller	7.2
Total consideration	33.3
Net assets acquired	9.3
Difference	24.0
Settlement loss	5.0
Net Goodwill recognized	19.0

Assembled workforce was identified. However as ASC 805 precludes recognition of workforce as a separate intangible asset workforce value is included in Goodwill recognized.

 The settlement loss of $5.0 million relates to a preexisting contractual relationship between the acquirer and acquiree which was recognized as a loss on contract in the Consolidated Statement of Operations for the year ended December 31, 2013.

Acquisition related expenses amounted to $3.6 million, which was recognized in General and Administrative expenses in the Consolidated Statements of Operations. For further information on the costs please see Note 5.

Investments in Nordic American Offshore Ltd

NAO was established on November 27, 2013 with a private equity placement of $250 million. The Company participated with $65 million, which represented 26 % of the Company.

The investment gave the Company significant influence over NAO, and the investment was accounted for using the equity method of accounting. The method of accounting is described in Note 2. The Company recognized equity income of $40,000 on the investment for the year ended December 31, 2013.

In 2014 NAT distributed 699,802 NAO shares as dividend-in-kind to its shareholders. The shares were measured at fair value at the time of the distribution, and a gain of $2.1 million was recognized in the Statement of Operations.

The distribution of shares reduced the Company’s ownership to 17%. Based on the remaining ownership in NAO and that the Company does not have a right or opportunity to elect or remove Board Members in NAO, the Company determined that it no longer has significant influence over NAO and has discontinued accounting for the investment as an equity method investment. The investment has a readily determinable fair value, and has been subsequently classified as available for sale.

Before discontinuing the equity method, equity income of $1.7 million and gain on shares of $3.3 million were recognized in the Statements of Operations and Cash dividends of $2.1 million were received from NAO.  Dividends in excess of equity income are a return of investment, and were recognized as a reduction of the carrying value of the investment.

Subsequent to discontinuing the equity method, the Company has received $3.6 million cash as dividend from NAO. Of this amount $3.4 million is a return of investment, which has reduced the cost value of the investment in NAO.

NAO was stock listed on NYSE June 12, 2014. As compensation for coordinating this transaction NAT received 833,333 warrants with an exercise price of $15.00 per common share. The warrants vest in 20 % increments at each 10% increase in the volume weighted average price, or VWAP, of NAO’s common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2 million above exercise levels. As of December 31, 2014 333,333 of the warrants have vested, but have not been exercised and are not in the money. The warrants expire on December 31, 2015.

The warrants were recognized as “Other Non-current Assets” in the Consolidated Balance Sheets as of December 31, 2013. As of December 31, 2014 the warrants have no accounted value.